Goodwill and Purchased Intangibles	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 4 - Goodwill and Purchased Intangibles

The carrying value of goodwill at June 30, 2013 and December 31, 2012 was $4,213,699 and $2,259,624, respectively. Goodwill at June 30, 2013 includes $1,954,075 recorded as a result of two acquisitions during the three months ended June 30, 2013. See Note 3.

Intangible assets

The following table presents details of the Company’s total purchased intangible assets as of June 30, 2013 and December 31, 2012:

	Balance at			Balance at
	December 31, 2012	Additions	Amortization	June 30, 2013
Patents and trademarks	$111,620	$-	$(4,199)	$107,421
Customer contracts	78,765	813,000	(25,164)	866,601
Customer and merchant relationships	29,056	203,000	(16,428)	215,628
Trade name	30,588	76,000	(6,413)	100,175
Acquired technology	193,458	167,000	(30,867)	329,591
Non-compete agreement	625	124,000	(5,268)	119,357
	$444,112	$1,383,000	$(88,339)	$1,738,773

The intangible assets are being amortized on a straight line basis over their estimated useful lives of one to twenty years.

During the six months ended June 30, 2013, the following intangibles were purchased with the following useful lives:

Sequence, LLC:

	Fair value	Useful Lives
Merchant relationships	$181,000	12 years
Trade name	76,000	5 years
Developed technology	71,000	5 years

Front Door Insights LLC:

	Fair value	Useful Lives
Contracts	813,000	7 years
Customer relationships	22,000	12 years
Developed technology	96,000	5 years
Non-compete agreement	124,000	3 years

During the three months ended June 30, 2013 and 2012, the Company recorded amortization expense related to its purchased intangibles of $56,382 and $139,999, respectively, which is included in depreciation and amortization in the consolidated statement of operations.

During the six months ended June 30, 2013 and 2012, the Company recorded amortization expense related to its purchased intangibles of $88,339 and $287,999, respectively, which is included in depreciation and amortization in the consolidated statement of operations.

The estimated future amortization expense of purchased intangible assets as of June 30, 2013 is as follows:

Year ending December 31,	Amount
2013	$174,162
2014	319,268
2015	319,268
2016	245,283
2017	190,064
Thereafter	490,728
Total	$1,738,773

Beginning in 2011, the Company evaluated its purchased intangibles for possible impairment on an ongoing basis. When impairment indicators exist, the Company will perform an assessment to determine if the intangible asset has been impaired and to what extent. The assessment of purchased intangibles impairment is conducted by first estimating the undiscounted future cash flows to be generated from the use and eventual disposition of the purchased intangibles and comparing this amount with the carrying value of these assets. If the undiscounted cash flows are less than the carrying amounts, impairment exists and future cash flows are discounted at an appropriate rate and compared to the carrying amounts of the purchased intangibles to determine the amount of the impairment.

Goodwill

As required under ASC 350, Intangibles - Goodwill and Other, goodwill is separately disclosed from other intangible assets on the consolidated balance sheet and not amortized, and is tested for impairment on at least an annual basis.

As a result of the three acquisitions during the year ended December 31, 2011, the Company recorded goodwill totaling $13,437,240. As a result of the goodwill impairment test for the year ended December 31, 2011 discussed below, the Company recorded goodwill impairment of $10,435,170. The carrying value of goodwill at December 31, 2011 was $3,002,070. As a result of the goodwill impairment test for the year ended December 31, 2012 discussed below, the Company recorded goodwill impairment of $742,446. The carrying value of goodwill at December 31, 2012 was $2,259,624.

Beginning in 2011, the Company performed its annual goodwill impairment test outlined under ASC 350 which requires the assessment of goodwill for impairment on an annual basis.

The Company evaluated goodwill for impairment at December 31, 2012 and 2011. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. The Company uses level 3 inputs and a discounted cash flow methodology to estimate the fair value of a reporting unit. A discounted cash flow analysis requires one to make various judgmental assumptions including assumptions about future cash flows, growth rates, and discount rates. The assumptions about future cash flows and growth rates are based on the Company’s budget and long-term plans. Discount rate assumptions are based on an assessment of the risk inherent in the respective reporting units. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired and the second step of the impairment test is unnecessary. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination. That is, the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the purchase price paid to acquire the reporting unit.

Intangible assets

The following table presents details of the Company’s total purchased intangible assets as of December 31, 2012:

	Balance at			Balance at
	December 31, 2011	Amortization	Impairment	December 31, 2012
Patents and trademarks	$120,016	$(8,396)	$-	$111,620
Customer contracts	103,000	(24,235)	-	78,765
Customer relationships	496,999	(349,094)	(118,849)	29,056
Trade name	70,750	(40,162)	-	30,588
Technology / IP	322,116	(102,111)	(26,547)	193,458
Non-compete	3,625	(3,000)	-	625
	$1,116,506	$(526,998)	$(145,396)	$444,112

The following table presents details of the Company’s total purchased intangible assets as of December 31, 2011:

	Balance at				Balance at
	December 31, 2010	Additions	Amortization	Impairment	December 31, 2011
Patents and trademarks	$-	$127,000	$(6,984)	-	$120,016
Customer contracts	-	1,026,000	(153,900)	(769,100)	103,000
Customer relationships	-	1,406,000	(428,584)	(480,417)	496,999
Trade name	-	140,000	(53,000)	(16,250)	70,750
Technology / IP	-	458,000	(84,434)	(51,450)	322,116
Non-compete	-	16,000	(4,458)	(7,917)	3,625
	$-	$3,173,000	$(731,360)	$(1,325,134)	$1,116,506

The intangible assets are being amortized on a straight line basis over their estimated useful lives of one to twenty years. During the years ended December 31, 2012 and 2011, the Company recorded amortization expense related to its purchased intangibles of $526,998 and $731,360, respectively, which is included in depreciation and amortization in the consolidated statement of operations.

The estimated future amortization expense of purchased intangible assets as of December 31, 2012 is as follows:

Year ending December 31,	Amount
2013	$125,956
2014	96,275
2015	96,275
2016	47,570
2017	8,396
Thereafter	69,640
$444,112

Beginning in 2011, the Company evaluated its purchased intangibles for possible impairment on an ongoing basis. When impairment indicators exist, the Company will perform an assessment to determine if the intangible asset has been impaired and to what extent. The assessment of purchased intangibles impairment is conducted by first estimating the undiscounted future cash flows to be generated from the use and eventual disposition of the purchased intangibles and comparing this amount with the carrying value of these assets. If the undiscounted cash flows are less than the carrying amounts, impairment exists and future cash flows are discounted at an appropriate rate and compared to the carrying amounts of the purchased intangibles to determine the amount of the impairment.

During the years ended December 31, 2012 and 2011, the Company recognized $145,396 and $1,325,134, respectively, of intangible asset impairment expense.